Note 4 - Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Fair Value Measurement and Measurement Inputs, Recurring and Nonrecurring [Text Block]

4. Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Inputs used to measure fair value are prioritized within a three-level fair value hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Recurring Fair Value Measurements

As of March 31, 2026, a summary of the Company’s assets and liabilities measured at fair value on a recurring basis is as follows, in thousands:

	Fair Value Measurement
	(in thousands)
	Level 1	Level 2	Level 3	Total
Convertible notes measured at fair value	-	-	732	732
Warrant liability	-	-	-	-
Put Option Liability (Series D)	-	-	62	62
Total	$-	$-	$794	$794

Valuation Techniques

●	Convertible Loan Note (fair value option): Valued using unobservable inputs that are not corroborated by market data (Level 3).

●	Warrant Liability: Valued using unobservable inputs that are not corroborated by market data (Level 3).

As the remaining balances on the convertible notes issued April 19, 2024 and October 1, 2024 have identical terms and maturity dates, the Company grouped them together. The Company measures the April 19, 2024 and October 1, 2024 convertible notes, and April 19, 2024 private placement warrants using a Monte Carlo simulation valuation model and applying the following assumptions as of March 31, 2026:

Convertible
Loan Notes
Risk-free rate	3.67%
Underlying stock price	$-
Expected volatility	55%
Term (years)	0.75
Dividend yield	0%

The Company measures the April and October private placement warrants using a Monte Carlo simulation valuation model and applying the following assumptions as of March 31, 2026:

Warrant
Liability
Risk-free rate	3.67%
Underlying stock price	$-
Expected volatility	55%
Term (years)	4.06
Dividend yield	0%

The following table presents changes of the convertible notes measured at fair value with significant unobservable inputs (Level 3) as of March 31, 2026. As the terms of the notes are mostly identical the Company has combined the amounts as shown below:

	Convertible	OID
	Notes	Convertible
	April 2024	Notes	Total
	(in thousands)
Balance at December 31, 2025	$565	9,335	9,900
Movement in fair value	67	2,296	2,363
Series D Convertible Preferred shares issued for debt	-	(5,755)	(5,755)
Series E Convertible Preferred shares issued for debt	-	(519)	(519)
Gain on settlement of debt	-	(5,257)	(5,257)
Balance at March 31, 2026	632	100	732

Refer to Note 10 for a description of the fair value methodology and assumptions applied to determine the fair value of the OID Convertible Notes.

The following table presents changes in fair value of warrants issued with significant unobservable inputs (Level 3) as of March 31, 2026, in thousands:

Warrants
	Issued with	April 2025
	Convertible Notes	Warrants	Total
Balance at December 31, 2025	$-	$-	-
Balance at March 31, 2026	$-	$-	$-

Warrants Issued in April 2025:

On April 28, 2025 the Company issued warrants, as contractually adjusted due to the 2025 Stock Split, to purchase up to 1,199,295 shares of the Company’s common stock at an exercise price of $0.85 per share. The warrants are exercisable immediately and will expire on October 28, 2030. The warrants may be exercised on a cashless basis in the event of a fundamental transaction involving the Company or if the resale of the shares of Common Stock underlying the warrants are not covered by a registration statement. The exercise price is subject to full ratchet antidilution protection, subject to certain price limitations and certain exceptions, upon any subsequent transaction at a price lower than the exercise price then in effect and standard adjustments in the event of certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes. The 1,199,295 warrants issued to 3i contain features that independently and collectively require it to be classified as a derivative liability. As a result, the warrants must be measured at fair value at issuance and remeasured to fair value at each reporting date, with changes in value recorded in earnings. Because the warrants were issued in connection with an amendment to the 3i convertible notes which are accounted for using the fair value option, the Company initially recognized a finance charge of $753,004 the upon issuance. Periodic changes after the initial issuance are recognized through earnings.

As of March 31, 2026 and December 31, 2025 the Company had warrants outstanding permitting holders to purchase a total of 4,135,910 shares of the Company's common stock at exercise prices between $0.85 and $57,500 per share. The fair value of these warrants was $0 as of both March 31, 2026 and December 31, 2025.

The fair values of these Level 3 liabilities are sensitive to unobservable inputs used in the Monte Carlo simulation valuation model, including discount rates, expected term, expected volatility, path dependency parameters and estimates of various payout outcomes. Changes to these inputs could result in significantly higher or lower fair value measurement.

Put Option issued on March 27, 2026:

In connection with the sale of 2,150 shares of Series D Convertible Preferred Stock ("Series D") to an accredited investor for proceeds of $1 million ($0.9 million net after deducting issuance costs) on March 27, 2026, the Company entered into a separate agreement requiring the Company to repurchase up to 1,150 of the Series D at a purchase price of $1,000 per share (i.e., up to a maximum purchase price of $1.15 million) that only becomes exercisable by the investor in the event the Company successfully closes a private investment ("PIPE") yielding the Company gross proceeds of at least $8,000,000 (i.e., the investor "Put Option"). If the PIPE trigger is achieved, the Put Option will remain exercisable through March 27, 2027.

The Company determined that the Put Option represents a derivative financial instrument which is not clearly and closely related to the Series D equity host instrument. As a result, the Company is required to account for the Put Option as a separate liability in the Company's consolidated balance sheet with periodic changes in the fair value recognized in earnings. As of the issuance date and March 31, 2026, the fair value of the Put Option was $0.06 million. The Put Option was valued by the Company with the assistance of a third party valuation firm using a Monte Carlo simulation and the following primary assumptions:

Put
Option
No. Shares (subject to Put Option)	1,150
Expiration date	March 27, 2027
Risk free rate	3.68%
Discount for lack of marketability (DLOM)	12.5%
Put purchase price per share	$1,000
Probability of qualifying PIPE	50%
Probability of liquidation	10%

Non-recurring Fair Value Measurements

During the three months ended March 31, 2026, the Company had the following issuances of Convertible Preferred Stock (see Note 14):

●	Issued 2,625 shares of Series C having a fair value of $1,861,125 as part of a debt restructuring transaction with certain pre-existing lenders,

●

Issued a total of 9,733 shares of Series D having a fair value of $7,387,347 (i.e., 2,150 shares in a financing transaction to an accredited investor and 7,583 shares for the settlement of OID Convertible Notes), and

●	Issued 684 shares of Series E having a fair value of $519,156 to settle additional OID Convertible Notes

These convertible preferred stock issuances were initially measured at their fair values on the issuance date. Because the Company’s convertible preferred stock is not subsequently remeasured to fair value after initial recognition, this represents a nonrecurring fair value measurement.

The estimated fair values of the Series D, C and E Convertible Preferred Stock was classified as a Level 3 measurement within the fair value hierarchy.

The Company utilized a Monte Carlo simulation to estimate the fair value of its Convertible Preferred Stock by applying the following inputs and assumptions as of March 31, 2026:

	Series C	Series D	Series E
No Shares	2,625	9,733	684
Initial Conversion Price	$0.10	$0.10	$0.10
ALCE Closing Price	$0.0011	$0.0011	$0.0011
Holding Period (yrs)	2.75	0.99	1.00
Face Value of Preferred	$1,000	$1,000	$1,000
Risk-free rate	3.81%	3.68%	3.68%
Volatility	55.00%	55.00%	55.00%
Liquidation (probability)	10.00%	10.00%	10.00%
DLOM	12.5%	12.5%	12.5%

The fair value of the Company’s Convertible Preferred Stock is particularly sensitive to changes in certain of these assumptions. For example, increases in probability of liquidation and in the discount for lack of marketability (“DLOM”) will decrease the estimated fair value.

4.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Inputs used to measure fair value are prioritized within a three-level fair value hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

As of December 31, 2025, the summary of the fair value instruments held by the Company were as follows, in thousands:

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Convertible Loan Note	-	-	9,900	9,900
Warrant Liability	-	-	-	-
Total	$-	$-	$9,900	$9,900

Valuation Techniques

●	Convertible Loan Note (fair value option): Valued using unobservable inputs that are not corroborated by market data (Level 3).

●	Warrant Liability: Valued using unobservable inputs that are not corroborated by market data (Level 3).

On December 3, 2023, the Company entered into an agreement with (i) Meteora Capital Partners, LP, (ii) Meteora Select Trading Opportunities Master, LP, and (iii) Meteora Strategic Capital, LLC (collectively “Meteora”) for OTC Equity Prepaid Forward Transactions (the “FPA”). The purpose of the FPA was to decrease the amount of redemptions in connection with the Company’s Special Meeting and potentially increase the working capital available to the Company following the Business Combination.

Pursuant to the terms of the FPA, Meteora purchased 111,862 (the “Purchased Amount”) shares of common stock concurrently with the Business Combination Closing pursuant to Meteora’s FPA Funding Amount PIPE Subscription Agreement, less the 52,013 shares of common stock separately purchased from third parties through a broker in the open market (“Recycled Shares”). Following the consummation of the Business Combination, Meteora delivered a Pricing Date Notice dated December 10, 2023, which included 52,013 Recycled Shares, 59,849 additional shares and 111,862 total number of shares. The FPA provides for a prepayment shortfall in an amount in US dollars equal to $500,000. Meteora in its sole discretion may sell Recycled Shares at any time following the Trade Date at prices (i) at or above $250.00 during the first three months following the Closing Date and (ii) at any sales price thereafter, without payment by Meteora of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall. The number of shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the FPA with respect to such shares as described under “Optional Early Termination” in the FPA. The reset price is set at $250.00. Commencing from June 22, 2024, the reset price is subject to reduction upon the occurrence of a Dilutive Offering.

The Company holds various financial instruments that are not required to be recorded at fair value. For cash, restricted cash, accounts receivable, accounts payable, and short-term debt, the carrying amounts approximate fair value due to the short maturity of these instruments.

The fair value of the Company’s recorded forward purchase agreement (“FPA”) is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. The Company records the forward purchase agreement at fair value on the consolidated balance sheets with changes in fair value recorded in the consolidated statements of operation.

The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2025, in thousands:

Forward
Purchase
Agreement
Balance at January 1, 2024	$483-
Change in fair value	(483)
Balance at December 31, 2024	-
Change in fair value	-
Balance at December 31, 2025	$-

The Company measures the April 19, 2024 convertible note and private placement warrants using a Monte Carlo simulation valuation model and applying the following assumptions as of December 31, 2025:

	Convertible	Warrant
	Loan Note	Liability
Risk-free rate	3.67%	3.67%
Underlying stock price	$-	$-
Expected volatility	55%	55%
Term (in years)	1.00	4.31
Dividend yield	0%	0%

The following table presents changes of the convertible note and private placement warrants issued April 2024 with significant unobservable inputs (Level 3) as of December 31, 2025, in thousands:

	2024	OID
	Convertible	Convertible
	Notes	Notes	Total
	(in thousands)
Balance at December 31, 2024	$1,702	$-	1,702
Reclass of accrued interest to convertible note	471	-	471
Conversions	(2,336)	-	(2,336)
Notes reclassified upon reevaluation of embedded features	-	1,975	1,975
Loss from extinguishment of debt	-	3,187	3,187
New convertible notes issued at fair value	-	935	935
Movement in fair value	728	3,239	3,967
Balance at December 31, 2025	$565	$9,336	$9,900

The fair values of these Level 3 liabilities are sensitive to unobservable inputs used in the Monte Carlo simulation valuation model, including discount rates, expected term, expected volatility, path dependency parameters and estimates of various payout outcomes. Changes to these inputs could result in significantly higher or lower fair value measurement.